Notes Payable - Related Party (Details Narrative) (10-K) - USD ($)															3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Dec. 02, 2020	Nov. 24, 2020	Jan. 17, 2020	Dec. 24, 2019	Dec. 12, 2019	Dec. 05, 2019	Jul. 29, 2019	Jul. 17, 2019	Jul. 12, 2019	Jul. 01, 2019	May 08, 2019	May 06, 2019	Apr. 04, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Note payable to a related party															$ 300,000
Note interest rate	1.00%	6.80%	1.00%
Note maturity date	Mar. 10, 2022	Nov. 02, 2025	Apr. 21, 2021
Notes payable	$ 300,000		$ 1,000,000
Debt interest description			The Company has the option to extend the maturity date for seven one-month terms.
Number of stock options granted															67,502		224,000	333,506
Exercise price of options															$ 0.60		$ 0.34	$ 0.53
Debt discount																		$ 100,000
Amortization of debt discount															$ 75,000		$ 19,069	248,713
Notes Payable Related Party [Member]
Note payable to a related party						$ 130,000	$ 5,000		$ 37,000			$ 20,000	$ 20,000	$ 200,000
Note interest rate						5.25%	10.00%		3.50%			10.00%	10.00%	10.00%
Note maturity date						Jan. 18, 2020	Jul. 12, 2020		Aug. 18, 2021			May 08, 2024	May 06, 2024	Apr. 04, 2024
Notes payable														$ 150,000
Debt interest description							This note is unsecured, bears interest at 10% and matures on July 12, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner.							This note is unsecured, bears interest at 10% and matures on April 4, 2024. $150,000 of this note payable is guaranteed by a separate related party plus 5% interest.
Outstanding principal balance																	200,000	200,000
Number of stock options granted							14,000
Exercise price of options							$ 0.36
Debt discount							$ 1,853
Notes Payable Related Party [Member] | Noteholder Four [Member]
Amortization of debt discount																		1,853
Notes Payable Related Party [Member] | Noteholder Five [Member]
Outstanding principal balance																		34,655
Two Notes Payable [Member]
Note payable to a related party				$ 20,000	$ 10,000		$ 10,000	$ 20,000		$ 20,000	$ 20,000
Note interest rate				10.00%	10.00%		10.00%	10.00%		10.00%	10.00%
Note maturity date				Jan. 17, 2021	Dec. 24, 2020		Dec. 24, 2020	Jul. 29, 2020		Jul. 12, 2020	Jul. 08, 2020
Debt interest description				The notes are unsecured, bear interest at 10% and mature on January 17, 2021 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner.	The notes are unsecured, bears interest at 10% and matures on December 24, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner.		These notes are unsecured, bear interest at 10% and matures on December 24, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner.	These notes are unsecured, bear interest at 10% and matures on July 29, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner.		This note is unsecured, bears interest at 10% and matures on July 12, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner.	These notes are unsecured, bear interest at 10% and mature on July 8, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner.
Number of stock options granted				56,000	28,000			56,000		56,000	56,000
Exercise price of options				$ 0.166	$ 0.166			$ 0.36		$ 0.36	$ 0.36
Debt discount				$ 5,526	$ 3,882		$ 2,682	$ 6,278		$ 6,280	$ 6,281
Two Notes Payable [Member] | Noteholder One[Member]
Amortization of debt discount																		6,281
Two Notes Payable [Member] | Noteholder Two [Member]
Amortization of debt discount																		6,280
Two Notes Payable [Member] | Noteholder Three [Member]
Amortization of debt discount																		6,278
Two Notes Payable [Member] | Noteholder Six [Member]
Amortization of debt discount																		2,682
Two Notes Payable [Member] | Noteholder Seven [Member]
Amortization of debt discount																		3,882
Two Notes Payable [Member] | Noteholder Eight [Member]
Amortization of debt discount																		5,526
Notes Payable Related Party One [Member]
Outstanding principal balance																	$ 7,504	$ 26,442